Common Stock Issuances	12 Months Ended
Dec. 31, 2012
Notes
Common Stock Issuances

NOTE 4:  COMMON STOCK ISSUANCES

In January and February 2012, the Company sold 5,473,385 shares of its common stock at $0.35 per share for gross cash proceeds of $1,915,684.  $290,054 in professional, advisory and finder’s fees were incurred in relation to the financing.  The Company issued 21,780,935 shares of its common stock as part of the purchase price of acquiring working interests in the Surat Basin, onshore Australia on March 1, 2012.

During 2011, the Company issued a total of 2,657,396 shares. A total of 1,311,112 were issued for cash in the amount of $124,000; 351,429 shares were issued for Directors’ and Officers’ fees valued at $68,000 and 994,855 shares were issued for services valued at $179,788.

During 2010, the Company issued a total of 557,143 shares. A total of 357,143 shares were issued for cash in the amount of $25,000; 100,000 shares were issued for Directors’ Fees valued at $13,000 and 100,000 shares were issued for services valued at $10,000.